DERIVATIVES, Fair Value (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative financial instruments - Current asset		$ 733,000	$ 1,699,000
Derivative financial instruments - Long-term assets		0	67,000
Net derivative financial instruments		733,000	1,766,000
Brushy Resources, Inc [Member]
Derivative [Line Items]
Derivative financial instruments - Current asset	$ 0	733,131	1,699,156
Derivative financial instruments - Long-term assets	0	0	$ 66,930
Net derivative financial instruments	$ 0	$ 733,000